FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1   Name and Address of Issuer:
    Principal World Fund, Inc.
    The Principal Financial Group
    Des Moines, IA 50392-0200

2   Name of each series or class of funds for which this notice is filed:
    N/A

3   Investment Company Act File Number:                  811-08182
    Securities Act File Number:                          33-72450

4   Last day of fiscal year for which this notice is filed:
    December  31, 1996

5 Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
       N/A

6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:
       N/A

7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
    None

8 Number and amount of securities registered during the fiscal year other than pursuant to 24f-2:
    None

9   Number and aggregate sale price of securities sold during the fiscal year:
    0            Common Stock                   $0

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
    0            Common Stock                   $0

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
    Included in response to Item 9.

12  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):               0

  (ii)    Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                           +         0

 (iii)    Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):                                               0

 (iv)     Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):                        0
                                                                 --------------

 (v)      Net aggregate price of securities sold and issued during
          the fiscal year in reliance on rule 24f-2 {line (i), plus
          line (ii), less line (iii), plus line (iv)} (if applicable):        0
                                                                  =============

 (vi)     Multiplier prescribed by Section 6(b) of the Securities Act
          of 1993 or other applicable law or regulation:                 1/3300

 (vii)    Fee Due:                                                         0.00

13 Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
            N/A

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
            N/A


                                    Signature

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


Principal World Fund, Inc.


         A. S. Filean

By       _______________________________
         A. S. Filean, Vice President
         and Secretary

Attest:


         E. H. Gillum
By       _______________________________
         E. H. Gillum,
         Assistant Secretary

February 26, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re       Principal World Fund, Inc.


In my capacity as Counsel of Principal World Fund, Inc. ("the Fund"), I have supervised the preparation of the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Based upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940.

Sincerely



Michael D. Roughton
Counsel

MDR/klm